Hawaii Municipal Fund (SURFX)
A series of Lee Financial Mutual Fund, Inc.

Supplement dated May 28, 2015
to the Prospectus dated February 1, 2015

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Investment Manager is making changes to the portfolio management team of SURFX. Effective May 22, 2015, Terrence K.H. Lee is the sole portfolio manager for the Fund.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Hawaii Municipal Fund (SURFX)
A series of Lee Financial Mutual Fund, Inc.

Supplement dated May 28, 2015
to the Statement of Additional Information dated February 1, 2015

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with such Statement of Additional Information.

The Investment Manager is making changes to the portfolio management team of SURFX. Effective May 22, 2015, Terrence K.H. Lee is the sole portfolio manager for the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE